Fees Summary	Mar. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 0.00
Interest Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Total Fee and Interest Amount	0.00